Rental Property Activity - Additional Information (Detail) (USD $)	12 Months Ended												1 Months Ended																								1 Months Ended						1 Months Ended				1 Months Ended
	Dec. 31, 2012 Property	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Construction in Progress	Dec. 31, 2011 Construction in Progress	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries Property	Dec. 31, 2011 Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2010 Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries Construction in Progress	Dec. 31, 2011 Aviv Healthcare Properties Limited Partnership and Subsidiaries Construction in Progress	Dec. 31, 2012 Series of Individually Immaterial Business Acquisitions	Dec. 31, 2012 Series of Individually Immaterial Business Acquisitions Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2012 Ohio Financing II	Oct. 31, 2012 Ohio Financing II	Jan. 31, 2012 Ohio Financing II	Apr. 30, 2011 Ohio Financing II Property	Mar. 31, 2011 Ohio Financing II	Dec. 31, 2012 Ohio Financing II Aviv Healthcare Properties Limited Partnership and Subsidiaries	Oct. 31, 2012 Ohio Financing II Aviv Healthcare Properties Limited Partnership and Subsidiaries	Jan. 31, 2012 Ohio Financing II Aviv Healthcare Properties Limited Partnership and Subsidiaries	Apr. 30, 2011 Ohio Financing II Aviv Healthcare Properties Limited Partnership and Subsidiaries Property	Mar. 31, 2011 Ohio Financing II Aviv Healthcare Properties Limited Partnership and Subsidiaries	Mar. 31, 2012 Ohio Financing I	Sep. 30, 2011 Ohio Financing I	Mar. 31, 2012 Ohio Financing I Acquisition Credit Line	Mar. 31, 2012 Ohio Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries	Sep. 30, 2011 Ohio Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries	Mar. 31, 2012 Ohio Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries Acquisition Credit Line	Mar. 31, 2012 Nevada Financing I	Mar. 31, 2012 Nevada Financing I Acquisition Credit Line	Mar. 31, 2012 Nevada Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries	Mar. 31, 2012 Nevada Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries Acquisition Credit Line	Mar. 31, 2012 Iowa Financing I Property	Mar. 31, 2012 Iowa Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries 2012 Activity Not Previously Reserved Property	Mar. 31, 2012 Nebraska Financing I Property	Mar. 31, 2012 Nebraska Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries Property	Mar. 31, 2012 Iowa And Nebraska Financing I	Mar. 31, 2012 Iowa And Nebraska Financing I Acquisition Credit Line	Mar. 31, 2012 Iowa And Nebraska Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries	Mar. 31, 2012 Iowa And Nebraska Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries Acquisition Credit Line	Nov. 30, 2012 Texas Financing II	Apr. 30, 2011 Texas Financing II Property	Apr. 30, 2011 Texas Financing II 2012 Activity Previously Reserved	Apr. 30, 2011 Texas Financing II 2012 Activity Not Previously Reserved	Nov. 30, 2012 Texas Financing II Aviv Healthcare Properties Limited Partnership and Subsidiaries	Apr. 30, 2011 Texas Financing II Aviv Healthcare Properties Limited Partnership and Subsidiaries Property	Apr. 30, 2011 Texas Financing II Aviv Healthcare Properties Limited Partnership and Subsidiaries 2012 Activity Previously Reserved	Apr. 30, 2011 Texas Financing II Aviv Healthcare Properties Limited Partnership and Subsidiaries 2012 Activity Not Previously Reserved	Dec. 31, 2012 Texas Financing I	Dec. 31, 2010 Texas Financing I	Dec. 31, 2012 Texas Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries	May 31, 2012 Texas Financing V	Apr. 30, 2012 Texas Financing V Property	Apr. 30, 2012 Texas Financing V Acquisition Credit Line	May 31, 2012 Texas Financing V Aviv Healthcare Properties Limited Partnership and Subsidiaries	Apr. 30, 2012 Texas Financing V Aviv Healthcare Properties Limited Partnership and Subsidiaries Property	Apr. 30, 2012 Texas Financing V Aviv Healthcare Properties Limited Partnership and Subsidiaries 2016 Revolver	Dec. 31, 2010 Texas Financing III Aviv Healthcare Properties Limited Partnership and Subsidiaries	Nov. 30, 2012 Florida Financing II	Mar. 31, 2011 Florida Financing II	Nov. 30, 2012 Florida Financing II Aviv Healthcare Properties Limited Partnership and Subsidiaries	Mar. 31, 2011 Florida Financing II Aviv Healthcare Properties Limited Partnership and Subsidiaries	Apr. 30, 2012 Florida Financing I Property	Apr. 30, 2012 Florida Financing I Acquisition Credit Line	Apr. 30, 2012 Florida Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries Property	Apr. 30, 2012 Florida Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries Acquisition Credit Line	Oct. 31, 2012 Wisconsin Financing II	Oct. 31, 2012 Wisconsin Financing II Aviv Healthcare Properties Limited Partnership and Subsidiaries	May 31, 2012 Wisconsin Financing V Property	May 31, 2012 Wisconsin Financing V Aviv Healthcare Properties Limited Partnership and Subsidiaries Property	May 31, 2011 Connecticut	May 31, 2011 Connecticut Aviv Healthcare Properties Limited Partnership and Subsidiaries	Aug. 31, 2011 Connecticut Financing II	May 31, 2011 Connecticut Financing II	Aug. 31, 2011 Connecticut Financing II Aviv Healthcare Properties Limited Partnership and Subsidiaries	May 31, 2011 Connecticut Financing II Aviv Healthcare Properties Limited Partnership and Subsidiaries	Jun. 30, 2012 Connecticut Financing III	Dec. 31, 2010 Connecticut Financing III	Jun. 30, 2012 Connecticut Financing III Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2010 Connecticut Financing III Aviv Healthcare Properties Limited Partnership and Subsidiaries	Jul. 31, 2012 Indiana Financing II	Jul. 31, 2012 Indiana Financing II Aviv Healthcare Properties Limited Partnership and Subsidiaries	Nov. 30, 2012 Idaho Financing II	Aug. 31, 2012 Idaho Financing II	Nov. 30, 2012 Idaho Financing II Aviv Healthcare Properties Limited Partnership and Subsidiaries	Aug. 31, 2012 Idaho Financing II Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2012 California Financing II	Sep. 30, 2012 California Financing II	Dec. 31, 2012 California Financing II Aviv Healthcare Properties Limited Partnership and Subsidiaries	Sep. 30, 2012 California Financing II Aviv Healthcare Properties Limited Partnership and Subsidiaries	Jul. 30, 2010 California Financing I Property	Jul. 30, 2010 California Financing I Acquisition Credit Line	Nov. 30, 2010 California Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries Property	Nov. 30, 2010 California Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries Acquisition Credit Line	Nov. 30, 2010 California Financing III	Nov. 30, 2010 California Financing III Aviv Healthcare Properties Limited Partnership and Subsidiaries	Sep. 30, 2012 Kentucky Financing V	Sep. 30, 2012 Kentucky Financing V Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2012 Oklahoma Financing II	Dec. 31, 2012 Oklahoma Financing II Aviv Healthcare Properties Limited Partnership and Subsidiaries	Nov. 30, 2011 Oklahoma Financing I	Nov. 30, 2011 Oklahoma Financing I Acquisition Credit Line	Nov. 30, 2011 Oklahoma Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries	Nov. 30, 2011 Oklahoma Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries Acquisition Credit Line	May 30, 2011 Kansas Financing II Property	Apr. 30, 2011 Kansas Financing II	May 30, 2011 Kansas Financing II Aviv Healthcare Properties Limited Partnership and Subsidiaries Property	Apr. 30, 2011 Kansas Financing II Aviv Healthcare Properties Limited Partnership and Subsidiaries	Nov. 30, 2011 Kansas Financing I Property	Jan. 31, 2011 Kansas Financing I	Nov. 30, 2011 Kansas Financing I Acquisition Credit Line	Jan. 31, 2011 Kansas Financing I Acquisition Credit Line	Nov. 30, 2011 Kansas Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries Property	Jan. 31, 2011 Kansas Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries	Nov. 30, 2011 Kansas Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries Acquisition Credit Line	Jan. 31, 2011 Kansas Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries Acquisition Credit Line	Aug. 31, 2011 Pennsylvania Financing II	Mar. 31, 2011 Pennsylvania Financing II	Aug. 31, 2011 Pennsylvania Financing II Aviv Healthcare Properties Limited Partnership and Subsidiaries	Mar. 31, 2011 Pennsylvania Financing II Aviv Healthcare Properties Limited Partnership and Subsidiaries	Nov. 30, 2011 Pennsylvania Financing I	Dec. 31, 2011 Pennsylvania Financing I Acquisition Credit Line	Nov. 30, 2011 Pennsylvania Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2011 Pennsylvania Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries Acquisition Credit Line	May 30, 2011 Missouri Financing II	May 30, 2011 Missouri Financing II Aviv Healthcare Properties Limited Partnership and Subsidiaries	Oct. 31, 2010 Missouri Financing I Property	Oct. 31, 2010 Missouri Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries Property	Nov. 30, 2011 Pennsylvania and Ohio Financing I Property	Nov. 30, 2011 Pennsylvania and Ohio Financing I Acquisition Credit Line	Nov. 30, 2011 Pennsylvania and Ohio Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries Property	Nov. 30, 2011 Pennsylvania and Ohio Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries Acquisition Credit Line	Dec. 31, 2011 California And Nevada Financing I Property	Dec. 31, 2009 California And Nevada Financing I	Apr. 30, 2009 California And Nevada Financing I Property	Dec. 31, 2011 California And Nevada Financing I Acquisition Credit Line	Dec. 31, 2011 California And Nevada Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries Property	Dec. 31, 2009 California And Nevada Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries	Apr. 30, 2009 California And Nevada Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries Property	Dec. 31, 2011 California And Nevada Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries Acquisition Credit Line	Apr. 30, 2012 Arkansas Financing II Property	Apr. 30, 2012 Arkansas Financing II Aviv Healthcare Properties Limited Partnership and Subsidiaries Property	Dec. 31, 2011 Arkansas Financing I	Dec. 31, 2011 Arkansas Financing I Acquisition Credit Line	Dec. 31, 2011 Arkansas Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2011 Arkansas Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries Acquisition Credit Line	Apr. 30, 2012 Arkansas Financing III	Apr. 30, 2012 Arkansas Financing III Aviv Healthcare Properties Limited Partnership and Subsidiaries	Sep. 30, 2010 Virginia Financing I	Sep. 30, 2010 Virginia Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries	Jun. 30, 2010 Tennessee Financing III	Jun. 30, 2010 Tennessee Financing III Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2010 Kansas, Texas and Connecticut Financing I Property	Dec. 31, 2010 Kansas, Texas and Connecticut Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries Property	Apr. 30, 2012 Massachusetts Financing II	Apr. 30, 2012 Massachusetts Financing II Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2011 Massachusetts Financing I	Nov. 30, 2011 Massachusetts Financing I Property	Dec. 31, 2011 Massachusetts Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries	Nov. 30, 2011 Massachusetts Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries Property	Oct. 31, 2012 Washington Financing I	Oct. 31, 2012 Washington Financing I Aviv Healthcare Properties Limited Partnership and Subsidiaries	Mar. 31, 2010 California And Oregon Financing III Property	Mar. 31, 2010 California And Oregon Financing III Aviv Healthcare Properties Limited Partnership and Subsidiaries Property
Real Estate Properties [Line Items]
Land acquired purchase price															$ 275,000					$ 275,000																																$ 60,000			$ 60,000
Property Acquired Purchase Price													7,600,000			9,250,000	9,581,000	7,600,000			9,250,000	9,581,000	2,500,000	3,200,000		2,500,000	3,200,000		4,800,000		4,800,000						16,200,000		16,200,000		5,000,000		2,093,000	8,707,000	5,000,000		2,093,000	8,707,000	92,561		92,561		72,700,000			72,700,000			14,100,000	10,000,000	14,100,000	10,000,000	4,936,000		4,936,000		7,600,000	7,600,000	2,500,000	2,500,000	3,333,000	3,333,000	5,500,000	12,000,000	5,500,000	12,000,000	16,000,000	2,600,000	16,000,000	2,600,000	8,400,000	8,400,000		6,000,000		6,000,000	975,000	1,162,000	975,000	1,162,000					11,500,000	11,500,000	9,925,000	9,925,000	3,500,000	3,500,000	3,300,000		3,300,000		2,273,000	1,300,000	2,273,000	1,300,000	10,800,000	3,045,000			10,800,000	3,045,000			6,100,000	2,200,000	6,100,000	2,200,000	6,657,187		6,657,187		5,470,000	5,470,000	10,460,000	10,460,000	50,142,813		50,142,813		24,845,100	1,480,000	9,601,000		24,845,100	1,480,000	9,601,000				4,750,000		4,750,000				5,000,000	5,000,000			21,944,000	21,944,000									8,121,000	8,121,000
Borrowings withdrawn for acquisition	172,866,000	181,214,000	63,005,000			172,866,000	181,214,000	63,005,000																	1,750,000			1,750,000		3,339,000		3,339,000						10,360,000		10,360,000														37,500,000			37,500,000			10,200,000		10,200,000		3,455,200		3,455,200			1,750,000	1,750,000																									7,800,000	7,800,000						1,940,000		1,940,000							7,560,000	2,131,000			7,560,000	2,131,000						4,660,000		4,660,000			7,718,000	7,718,000		37,340,000		37,340,000				17,392,000				17,392,000				3,325,000		3,325,000			3,162,000	3,162,000			15,666,000	15,666,000
Number of properties acquired	258					258										3					3												7	7	1	1						3				3							15			15							1		1				1	1																					2		2												3		3		5				5														4	4	7		7		11		2		11		2		2	2											4	4				3		3			8	8
Properties sold														140,429					140,429																						200,000				200,000					96,000								96,000																									750,000		750,000						3,988,000		3,988,000																																																10,180,000	10,180,000					17,100,000	17,100,000			3,380,000	3,380,000			7,500,000	7,500,000	150,000	1,360,000	150,000	1,360,000	330,000	330,000
Net gain														1,350					1,350																						(2,000)				(2,000)																																						27,700		27,700						582,000		582,000																																																438,000	438,000					4,306,300	4,306,300							319,000	319,000	60,000	1,110,000	60,000	1,110,000	(18,300)	(18,300)
Amount financed through assumption of seller's loan for acquisition																																																																													11,460,000		11,460,000
Revenues											11,400,000	11,400,000
Net Income											6,400,000	6,400,000
Acquisition costs	1,795,000	2,824,000	618,000			1,795,000	2,824,000	618,000
Capitalized interest	1,051,987	374,970		71,514	682,273	1,051,987	374,970		71,514	682,273
Weighted-average interest rate on all outstanding debt	6.80%					6.80%
Line of credit amount paid																																																																																												$ 3,883,000		$ 3,883,000